Report of Independent Registered Public Accounting
Firm
To the Board of Trustees of Northern Lights Fund Trust
and the Shareholders of Athena Behavioral Tactical
Fund
In planning and performing our audit of the financial statements of Athena Behavioral Tactical Fund
(formerly Athena Value Fund) (the Fund), a series of the Northern Lights Fund Trust, as of and for the year ended April 30, 2019, in accordance with the standards of the Public Company Accounting Oversight Board (United States)(PCAOB), we considered the Funds internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the
purpose of expressing an opinion on the effectiveness
of the Funds internal control over financial reporting. Accordingly, we express no such opinion.
The management of the Fund is responsible for
establishing and maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A funds internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A funds internal control
over financial reporting includes those policies and procedures that (a) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (b) provide reasonable assurance that transactions are recorded as necessary to permit
preparation of financial statements in accordance with
GAAP, and that receipts and expenditures of the fund
are being made only in accordance with authorizations
of management and trustees of the fund; and (c)
provide reasonable assurance regarding prevention or
timely detection of unauthorized acquisition, use or disposition of a funds assets that could have a material effect on the financial statements.
Because of inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of effectiveness to
future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or
procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal
course of performing their assigned functions, to
prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Funds internal control over financial reporting was for the limited purpose described in the first paragraph and would not
necessarily identify all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB (United States). However, we noted no deficiencies in the Funds internal control over financial reporting and its operation, including controls over safeguarding of securities that we consider to be a material weakness as defined above as of April 30,
2019.
This report is intended solely for the information and
use of management and the Board of Trustees of the
Fund and the Securities and Exchange Commission and
is not intended to be and should not be used by anyone
other than these specified parties.
/s/ RSM US LLP
Denver, Colorado
 July 1, 2019